SCHEDULE OF LONG TERM DEBT (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total outstanding debt	$ 28,922	$ 17,751
Less current portion	(8,242)	(4,635)
Total long-term debt	20,680	13,116
Long Term Loans [Member]
Debt Instrument [Line Items]
Total outstanding debt	21,543	10,651
Long Term Leases [Member]
Debt Instrument [Line Items]
Total outstanding debt	$ 7,379	$ 7,100